RELATED PARTY TRANSACTIONS (Details) - USD ($)		12 Months Ended
	May 09, 2013	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accrued management services		$ 86,000	$ 86,000
Mr. Trabelsi - Chief executive officer [Member]
Related Party Transaction [Line Items]
Monthly payment	$ 10,600
Bonus as a percentage of net profit	2.00%
Bonus as a percentage of revenue	0.50%
Mr. and Mrs. Trabelsi [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt		$ 100,000